Quarterly Financial Information (Unaudited) (Details) - Schedule of unaudited condensed statement of operations - USD ($)	1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2021		Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Other income (expense)
Change in the fair value of derivative liabilities		$ (1,700,000)				$ (20,620,000)	$ (15,340,000)
Net loss	$ (18,207)	$ (2,277,124)				$ (23,118,757)	$ (16,134,515)
Common Class A [Member]
Other income (expense)
Basic and Diluted weighted-average shares outstanding (in Shares)	20,000,000	20,000,000				20,000,000	20,000,000
Basic and diluted net loss per share (in Dollars per share)		$ 0.00				$ 0.00
Class B Common Stock
Other income (expense)
Basic and Diluted weighted-average shares outstanding (in Shares)	5,000,000 [1]	5,000,000	[1]			5,000,000 [1]	5,000,000
Basic and diluted net loss per share (in Dollars per share)		$ (0.45)				$ (4.62)	$ (3.23)
As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Loss from operations				$ (146,829)	$ (165,036)		$ (387,696)
Other income (expense)
Net gain from investments held in Trust Account				18,534	18,534
Total other (expense) income				18,534	18,534		67,571
Net loss				$ (128,295)	$ (146,502)		$ (320,125)
As Previously Reported [Member] | Common Class A [Member]
Other income (expense)
Basic and Diluted weighted-average shares outstanding (in Shares)				20,000,000	20,000,000		20,000,000
Basic and diluted net loss per share (in Dollars per share)				$ 0.00	$ 0.00		$ 0.00
As Previously Reported [Member] | Class B Common Stock
Other income (expense)
Basic and Diluted weighted-average shares outstanding (in Shares)				5,000,000	5,000,000		5,000,000
Basic and diluted net loss per share (in Dollars per share)				$ (0.03)	$ (0.03)		$ (0.06)
Restatement Adjustment [Member]
Other income (expense)
Change in the fair value of derivative liabilities				$ 340,000	$ 340,000		$ (15,340,000)
Financing cost - derivative warrant liabilities				(474,390)	(474,390)		(474,390)
Total other (expense) income				(134,390)	(134,390)		(15,814,390)
Net loss				$ (134,390)	$ (134,390)		$ (15,814,390)
Restatement Adjustment [Member] | Class B Common Stock
Other income (expense)
Basic and diluted net loss per share (in Dollars per share)				$ (0.02)	$ (0.03)		$ (3.17)
As Restated [Member]
Condensed Income Statements, Captions [Line Items]
Loss from operations				$ (146,829)	$ (165,036)		$ (387,696)
Other income (expense)
Change in the fair value of derivative liabilities				340,000	340,000		(15,340,000)
Financing cost - derivative warrant liabilities				(474,390)	(474,390)		(474,390)
Net gain from investments held in Trust Account				18,534	18,534
Total other (expense) income				(115,856)	(115,856)		(15,746,819)
Net loss				$ (262,685)	$ (280,892)		$ (16,134,515)
As Restated [Member] | Common Class A [Member]
Other income (expense)
Basic and Diluted weighted-average shares outstanding (in Shares)				20,000,000	20,000,000		20,000,000
Basic and diluted net loss per share (in Dollars per share)				$ 0.00	$ 0.00
As Restated [Member] | Class B Common Stock
Other income (expense)
Basic and Diluted weighted-average shares outstanding (in Shares)				5,000,000	5,000,000		5,000,000
Basic and diluted net loss per share (in Dollars per share)				$ (0.05)	$ (0.06)		$ (3.23)

[1]	This number excludes an aggregate of up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The over-allotment expired unexercised on October 5, 2020 resulting in the forfeiture of 750,000 Founder Shares.